COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated August 20, 2012 to the Fund's Class Z prospectus dated August 1, 2012
(Columbia Emerging Markets Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

[1]	Year-to-date return as of June 30, 2012: 5.41%

COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated August 20, 2012 to the Fund's Class Z prospectus dated August 1, 2012
(Columbia Emerging Markets Fund)

Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

[1]	Year-to-date return as of June 30, 2012: 5.41%

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Emerging Markets Fund), Class Z shares)	0 Months Ended
Aug. 20, 2012
(Columbia Emerging Markets Fund) | Class Z shares
Bar Chart Table:
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	(18.90%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 20, 2012
Prospectus Date	rr_ProspectusDate	Aug 20, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I COLUMBIA EMERGING MARKETS FUND (the "Fund") Supplement dated August 20, 2012 to the Fund's Class Z prospectus dated August 1, 2012
(Columbia Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Bar Chart - Supplement Text	columbia_SupplementTextBlock_01
Effective immediately, the following changes are hereby made to the prospectus for the Fund:

The bar chart under the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
(Columbia Emerging Markets Fund) | Class Z shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(5.38%)
Annual Return 2003	rr_AnnualReturn2003	63.90%
Annual Return 2004	rr_AnnualReturn2004	30.02%
Annual Return 2005	rr_AnnualReturn2005	29.09%
Annual Return 2006	rr_AnnualReturn2006	33.79%
Annual Return 2007	rr_AnnualReturn2007	26.95%
Annual Return 2008	rr_AnnualReturn2008	(55.37%)
Annual Return 2009	rr_AnnualReturn2009	76.88%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	(18.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 5.41%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.41%
[1]	Year-to-date return as of June 30, 2012: 5.41%